                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                                                             (THREADNEEDLE LOGO)

                     PROSPECTUS SUPPLEMENT -- MAY 20, 2009*


FUND                            PROSPECTUS DATE   FORM #
--------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                   June 27, 2008     S-6519-99 C
RiverSource Absolute Return
  Currency and Income Fund      Dec. 30, 2008     S-6502-99 G
RiverSource Balanced Fund       Nov. 28, 2008     S-6326-99 AD
RiverSource California Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource Cash Management
  Fund                          Sept. 29, 2008    S-6320-99 AF
RiverSource Disciplined
  Equity Fund                   Sept. 29, 2008    S-6263-99 H
RiverSource Disciplined
  International Equity Fund     Dec. 30, 2008     S-6506-99 E
RiverSource Disciplined Large
  Cap Growth Fund               Nov. 28, 2008     S-6285-99 D
RiverSource Disciplined Large
  Cap Value Fund                Nov. 28, 2008     S-6523-99 C
RiverSource Disciplined Small
  and Mid Cap Equity Fund       Sept. 29, 2008    S-6505-99 E
RiverSource Disciplined Small
  Cap Value Fund                Sept. 29, 2008    S-6397-99 E
RiverSource Diversified Bond
  Fund                          Oct. 30, 2008     S-6495-99 AC
RiverSource Diversified
  Equity Income Fund            Nov. 28, 2008     S-6475-99 AD
RiverSource Dividend
  Opportunity Fund              Aug. 29, 2008     S-6341-99 AD
RiverSource Emerging Markets
  Bond Fund                     Dec. 30, 2008     S-6398-99 E
RiverSource Equity Value Fund   May 30, 2008      S-6382-99 W
RiverSource Floating Rate
  Fund                          Sept. 29, 2008    S-6501-99 E
RiverSource Global Bond Fund    Dec. 30, 2008     S-6309-99 AE
RiverSource Global Technology
  Fund                          Dec. 30, 2008     S-6395-99 N
RiverSource Growth Fund         Sept. 29, 2008    S-6455-99 AD
RiverSource High Yield Bond
  Fund                          July 30, 2008     S-6370-99 AD
RiverSource Income Builder
  Basic Income Fund             April 1, 2009     S-6394-99 F
RiverSource Income Builder
  Enhanced Income Fund          April 1, 2009     S-6394-99 F
RiverSource Income Builder
  Moderate Income Fund          April 1, 2009     S-6394-99 F
RiverSource Income
  Opportunities Fund            Sept. 29, 2008    S-6266-99 H
RiverSource Inflation
  Protected Securities Fund     Sept. 29, 2008    S-6280-99 G
RiverSource Intermediate Tax-
  Exempt Fund                   Jan. 29, 2009     S-6355-99 U
RiverSource Large Cap Equity
  Fund                          Sept. 29, 2008    S-6244-99 J
RiverSource Large Cap Value
  Fund                          Sept. 29, 2008    S-6246-99 J
RiverSource Limited Duration
  Bond Fund                     Sept. 29, 2008    S-6265-99 H
RiverSource Mid Cap Growth
  Fund                          Jan. 29, 2009     S-6426-99 AE
RiverSource Mid Cap Value
  Fund                          Nov. 28, 2008     S-6241-99 K
RiverSource Minnesota Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource New York Tax-
  Exempt Fund                   Oct. 30, 2008     S-6328-99 AH
RiverSource Partners
  Aggressive Growth Fund        July 30, 2008     S-6260-99 J
RiverSource Partners
  Fundamental Value Fund        July 30, 2008     S-6236-99 L
RiverSource Partners
  International Select Growth
  Fund                          Dec. 30, 2008     S-6243-99 M
RiverSource Partners
  International Select Value
  Fund                          Dec. 30, 2008     S-6242-99 M
RiverSource Partners
  International Small Cap
  Fund                          Dec. 30, 2008     S-6258-99 K
RiverSource Partners Select
  Value Fund                    July 30, 2008     S-6240-99 K
RiverSource Partners Small
  Cap Equity Fund               July 30, 2008     S-6237-99 L
RiverSource Partners Small
  Cap Growth Fund               May 30, 2008      S-6301-99 L
RiverSource Partners Small
  Cap Value Fund                July 30, 2008     S-6239-99 L
RiverSource Portfolio Builder
  Aggressive Fund               April 1, 2009     S-6282-99 H
RiverSource Portfolio Builder
  Conservative Fund             April 1, 2009     S-6282-99 H
RiverSource Portfolio Builder
  Moderate Aggressive Fund      April 1, 2009     S-6282-99 H
RiverSource Portfolio Builder
  Moderate Conservative Fund    April 1, 2009     S-6282-99 H
RiverSource Portfolio Builder
  Moderate Fund                 April 1, 2009     S-6282-99 H
RiverSource Portfolio Builder
  Total Equity Fund             April 1, 2009     S-6282-99 H
RiverSource Precious Metals
  and Mining Fund               May 30, 2008      S-6142-99 AE
RiverSource Real Estate Fund    Aug. 29, 2008     S-6281-99 G
RiverSource Recovery and
  Infrastructure Fund           Jan. 28, 2009     S-6529-99 A
RiverSource Retirement Plus
  2010 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2015 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2020 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2025 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2030 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2035 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2040 Fund                     June 27, 2008     S-6507-99 E
RiverSource Retirement Plus
  2045 Fund                     June 27, 2008     S-6507-99 E
RiverSource S&P 500 Index
  Fund                          April 1, 2009     S-6434-99 P
RiverSource Short Duration
  U.S. Government Fund          July 30, 2008     S-6042-99 AE
RiverSource Small Cap
  Advantage Fund                May 30, 2008      S-6427-99 N
RiverSource Small Company
  Index Fund                    April 1, 2009     S-6357-99 V
RiverSource Strategic
  Allocation Fund               Nov. 28, 2008     S-6141-99 AE
RiverSource Strategic Income
  Allocation Fund               Nov. 28, 2008     S-6287-99 D
RiverSource Tax-Exempt Bond
  Fund                          Jan. 29, 2009     S-6310-99 AF
RiverSource Tax-Exempt High
  Income Fund                   Jan. 29, 2009     S-6430-99 AF
RiverSource Tax-Exempt Money
  Market Fund                   Feb. 27, 2009     S-6433-99 AF
RiverSource U.S. Government
  Mortgage Fund                 July 30, 2008     S-6245-99 K
Threadneedle Emerging Markets
  Fund                          Dec. 30, 2008     S-6354-99 V
Threadneedle European Equity
  Fund                          Dec. 30, 2008     S-6006-99 N
Threadneedle Global Equity
  Fund                          Dec. 30, 2008     S-6334-99 AG
Threadneedle Global Equity
  Income Fund                   Dec. 30, 2008     S-6334-99 AG
Threadneedle Global Extended
  Alpha Fund                    Dec. 30, 2008     S-6334-99 AG
Threadneedle International
  Opportunity Fund              Dec. 30, 2008     S-6140-99 AG



--------------------------------------------------------------------------------
S-6400-10 A (5/09)
* Valid until April 30, 2010

This information is effective on June 13, 2009.

The "Minimum Investment and Account Balance" table under the section of the prospectus Methods of Purchasing Shares is replaced with the following:


MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                                              RIVERSOURCE
                                                                               ABSOLUTE RETURN
                                                                               CURRENCY AND
                                                                               INCOME FUND
                            FOR ALL FUNDS,                                    RIVERSOURCE
                            CLASSES AND                                        120/20 CONTRARIAN
                            ACCOUNTS EXCEPT                                    EQUITY FUND
                            THOSE LISTED TO                                   THREADNEEDLE
                            THE RIGHT                TAX QUALIFIED             GLOBAL EXTENDED
                            (NONQUALIFIED)           ACCOUNTS                  ALPHA FUND

-----------------------------------------------------------------------------------------------------

INITIAL INVESTMENT          $2,000                   $1,000                   $10,000
-----------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS      $100(c)                  $100(c)                  $100
-----------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*            $1,000                   None(c)                  $5,000
                            RIVERSOURCE
                             DISCIPLINED SMALL CAP
                             VALUE FUND
                            RIVERSOURCE
                             FLOATING RATE FUND
                            RIVERSOURCE
                             INFLATION PROTECTED
                             SECURITIES FUND                CLASS W

------------------------------------------------------------------------

INITIAL INVESTMENT          $5,000                          $500
------------------------------------------------------------------------

ADDITIONAL INVESTMENTS      $100                            None
------------------------------------------------------------------------

ACCOUNT BALANCE*            $2,500                          $500


   *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                                              RIVERSOURCE
                                                                               ABSOLUTE RETURN
                                                                               CURRENCY AND
                                                                               INCOME FUND
                            FOR ALL FUNDS,                                    RIVERSOURCE
                            CLASSES AND                                        120/20 CONTRARIAN
                            ACCOUNTS EXCEPT                                    EQUITY FUND
                            THOSE LISTED TO                                   THREADNEEDLE
                            THE RIGHT                TAX QUALIFIED             GLOBAL EXTENDED
                            (NONQUALIFIED)           ACCOUNTS                  ALPHA FUND

-----------------------------------------------------------------------------------------------------

INITIAL INVESTMENT          $100(a)                  $100(b)                  $10,000
-----------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS      $100                     $50(d)                   $100
-----------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**           None(b)                  None(c)                  $5,000
                            RIVERSOURCE
                             DISCIPLINED SMALL CAP
                             VALUE FUND
                            RIVERSOURCE
                             FLOATING RATE FUND
                            RIVERSOURCE
                             INFLATION PROTECTED
                             SECURITIES FUND                CLASS W

------------------------------------------------------------------------

INITIAL INVESTMENT          $5,000                          $500
------------------------------------------------------------------------

ADDITIONAL INVESTMENTS      $100                            None
------------------------------------------------------------------------

ACCOUNT BALANCE**           $2,500                          $500


  **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 (a)Money Market Funds and RiverSource S&P 500 Index Fund -- $2,000
 (b)Money Market Funds and RiverSource S&P 500 Index Fund -- $1,000
 (c)RiverSource S&P 500 Index Fund -- $500
 (d)RiverSource S&P 500 Index Fund -- $100
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

The following footnotes to the "Initial sales charge for Class A shares" table have been revised/added to reflect the new commission schedule (i) for the sale of Class A shares at net asset value and (ii) for the sale of Class A shares in certain employee benefit plans:

(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

The "Initial Sales Charge -- Waivers of the sales charge for Class A shares" section under Sales Charges is replaced with the following:

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:
     - current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.
     - portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.
     - partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.
     - direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.
     - purchases made:
       - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;
       - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;
       - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or
       - through bank trust departments.
     - separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).
     - purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:
       - have at least $1 million in plan assets at the time of investment; and
       - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and
       - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

The information under the Sales Charge section regarding Class A, Class B and Class C share CDSC waivers is replaced with the following:

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

     - to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.
     - purchased through reinvestment of dividends and capital gain distributions.
     - in the event of the shareholder's death.
     - from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.
     - in an account that has been closed because it falls below the minimum account balance.
     - that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.
     - that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.
     - of RiverSource funds purchased prior to Dec. 1, 2008.
     - initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

     - in the event of the shareholder's death.
     - that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.
     - sold under an approved substantially equal periodic payment arrangement.
     - by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

     - in the event of the shareholder's death.
     - to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.
     - that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.
     - initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.
     - by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

The section of the prospectus "Class B and Class C -- CDSC alternative" regarding Class B share CDSC aging schedule is replaced with the following:

FOR CLASS B SHARES, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:                                         THE CDSC PERCENTAGE RATE IS:*
First year                                                                            5%
Second year                                                                           4%
Third year                                                                            3%**
Fourth year                                                                           3%
Fifth year                                                                            2%
Sixth year                                                                            1%
Seventh or eighth year                                                                0%


   *Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
  **For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle, branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT
We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY
We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds, to Tri-Continental Corporation and to LaSalle International Real Estate Fund. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.

This page is not part of the prospectus.

S-6400-10 A (5/09)
* Valid until April 30, 2010